UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Balanced Fund

May 31, 2017

AIG-QTLY-0717
1.797921.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.1%
Automobiles - 0.8%
Tesla, Inc. (a)	65,260	$22,254
Diversified Consumer Services - 0.3%
ServiceMaster Global Holdings, Inc. (a)	176,160	6,659
Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc.	22,500	2,001
Hilton Grand Vacations, Inc. (a)	33,030	1,181
Las Vegas Sands Corp.	33,784	1,998
Marriott International, Inc. Class A	38,801	4,177
Park Hotels & Resorts, Inc.	71,477	1,840
Starbucks Corp.	100,200	6,374
U.S. Foods Holding Corp.	29,600	887
Wyndham Worldwide Corp.	66,697	6,736
		25,194
Internet & Direct Marketing Retail - 1.6%
Amazon.com, Inc. (a)	39,460	39,248
Netflix, Inc. (a)	15,700	2,560
		41,808
Leisure Products - 0.2%
Hasbro, Inc.	27,600	2,905
Mattel, Inc.	111,482	2,554
		5,459
Media - 2.5%
CBS Corp. Class B	46,900	2,866
Charter Communications, Inc. Class A (a)	44,848	15,497
Comcast Corp. Class A	281,600	11,740
DISH Network Corp. Class A (a)	10,500	670
Interpublic Group of Companies, Inc.	140,300	3,498
Manchester United PLC	67,200	1,105
MDC Partners, Inc. Class A	303,793	2,521
The Walt Disney Co.	193,800	20,919
Time Warner, Inc.	56,500	5,621
		64,437
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	112,200	8,718
Specialty Retail - 1.9%
Home Depot, Inc.	151,009	23,181
L Brands, Inc.	145,204	7,493
O'Reilly Automotive, Inc. (a)	20,409	4,941
Ross Stores, Inc.	79,687	5,094
TJX Companies, Inc.	106,165	7,985
		48,694
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	258,764	13,712
VF Corp.	12,619	679
		14,391

TOTAL CONSUMER DISCRETIONARY		237,614

CONSUMER STAPLES - 6.2%
Beverages - 1.5%
Anheuser-Busch InBev SA NV	34,200	3,997
Coca-Cola European Partners PLC	6,300	259
Constellation Brands, Inc. Class A (sub. vtg.)	36,900	6,743
Molson Coors Brewing Co. Class B	1,600	152
Monster Beverage Corp. (a)	117,175	5,924
The Coca-Cola Co.	468,799	21,316
		38,391
Food & Staples Retailing - 1.1%
CVS Health Corp.	192,727	14,807
Kroger Co.	335,336	9,986
Rite Aid Corp. (a)	445,400	1,519
Walgreens Boots Alliance, Inc.	46,000	3,727
		30,039
Food Products - 0.4%
Blue Buffalo Pet Products, Inc. (a)	23,300	547
Bunge Ltd.	41,200	3,295
Mondelez International, Inc.	37,000	1,724
The Hain Celestial Group, Inc. (a)	54,400	1,900
TreeHouse Foods, Inc. (a)	39,833	3,074
		10,540
Household Products - 0.5%
Colgate-Palmolive Co.	159,799	12,202
Kimberly-Clark Corp.	3,700	480
Procter & Gamble Co.	12,900	1,136
		13,818
Personal Products - 0.5%
Avon Products, Inc. (a)	276,300	939
Coty, Inc. Class A	216,616	4,103
Estee Lauder Companies, Inc. Class A	88,513	8,333
Unilever NV (Certificaten Van Aandelen) (Bearer)	17,000	968
		14,343
Tobacco - 2.2%
Altria Group, Inc.	74,792	5,642
British American Tobacco PLC sponsored ADR (b)	231,325	16,683
Philip Morris International, Inc.	195,281	23,395
Reynolds American, Inc.	166,939	11,227
		56,947

TOTAL CONSUMER STAPLES		164,078

ENERGY - 3.9%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	82,700	4,561
Dril-Quip, Inc. (a)	17,639	875
Hess Midstream Partners LP	26,600	618
NCS Multistage Holdings, Inc.	66,200	1,737
Oceaneering International, Inc.	30,829	752
Schlumberger Ltd.	146,700	10,209
		18,752
Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp.	137,111	6,928
Black Stone Minerals LP	68,200	1,114
Cabot Oil & Gas Corp.	118,515	2,630
Callon Petroleum Co. (a)	120,400	1,363
Centennial Resource Development, Inc.:
Class A	56,000	873
Class A (c)	52,300	815
Chevron Corp.	72,676	7,521
Cimarex Energy Co.	30,300	3,259
ConocoPhillips Co.	224,000	10,011
Devon Energy Corp.	119,500	4,061
EOG Resources, Inc.	56,800	5,130
Extraction Oil & Gas, Inc.	53,441	761
Exxon Mobil Corp.	156,391	12,589
Newfield Exploration Co. (a)	86,500	2,810
Parsley Energy, Inc. Class A (a)	83,500	2,476
PDC Energy, Inc. (a)	29,900	1,485
Phillips 66 Co.	66,674	5,075
Pioneer Natural Resources Co.	29,100	4,856
PrairieSky Royalty Ltd.	95,600	2,062
Suncor Energy, Inc.	220,255	6,894
		82,713

TOTAL ENERGY		101,465

FINANCIALS - 9.1%
Banks - 4.0%
Bank of America Corp.	1,320,991	29,603
Citigroup, Inc.	488,330	29,563
Huntington Bancshares, Inc.	1,157,545	14,516
JPMorgan Chase & Co.	145,532	11,955
PNC Financial Services Group, Inc.	123,300	14,636
SunTrust Banks, Inc.	70,700	3,773
Synovus Financial Corp.	24,039	983
		105,029
Capital Markets - 1.9%
BlackRock, Inc. Class A	24,890	10,186
CBOE Holdings, Inc.	45,372	3,919
E*TRADE Financial Corp. (a)	190,221	6,584
Goldman Sachs Group, Inc.	37,500	7,922
IntercontinentalExchange, Inc.	74,900	4,508
Legg Mason, Inc.	19,500	719
Northern Trust Corp.	88,400	7,730
State Street Corp.	95,700	7,796
		49,364
Consumer Finance - 1.3%
Capital One Financial Corp.	293,034	22,540
OneMain Holdings, Inc. (a)	130,500	2,944
SLM Corp. (a)	533,486	5,543
Synchrony Financial	158,200	4,248
		35,275
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc.:
Class A (a)	10	2,484
Class B (a)	39,700	6,562
Extraction Oil & Gas, Inc. (c)	52,603	749
KBC Ancora	24,048	1,216
Kimbell Royalty Partners LP	36,200	720
On Deck Capital, Inc. (a)	48,400	171
		11,902
Insurance - 1.4%
American International Group, Inc.	23,200	1,476
Chubb Ltd.	63,491	9,091
Marsh & McLennan Companies, Inc.	160,753	12,468
The Travelers Companies, Inc.	102,500	12,797
Unum Group	35,800	1,610
WMI Holdings Corp. (a)	4,527	5
		37,447
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	130,000	0

TOTAL FINANCIALS		239,017

HEALTH CARE - 8.8%
Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc. (a)	43,764	4,290
Amgen, Inc.	141,405	21,952
Biogen, Inc. (a)	37,875	9,384
Celgene Corp. (a)	31,200	3,570
Regeneron Pharmaceuticals, Inc. (a)	12,700	5,830
Shire PLC sponsored ADR	32,700	5,648
Vertex Pharmaceuticals, Inc. (a)	70,300	8,689
		59,363
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	209,000	9,543
Boston Scientific Corp. (a)	491,855	13,295
Intuitive Surgical, Inc. (a)	11,700	10,702
Medtronic PLC	202,101	17,033
ResMed, Inc.	8,000	569
Wright Medical Group NV (a)	112,246	2,999
		54,141
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	38,700	2,875
Cigna Corp.	13,182	2,125
Henry Schein, Inc. (a)	35,244	6,484
Humana, Inc.	35,200	8,176
UnitedHealth Group, Inc.	146,800	25,716
Universal Health Services, Inc. Class B	49,700	5,649
		51,025
Health Care Technology - 0.2%
Cerner Corp. (a)	63,800	4,169
Medidata Solutions, Inc. (a)	7,642	544
		4,713
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	130,500	7,874
Bio-Rad Laboratories, Inc. Class A (a)	8,175	1,827
Thermo Fisher Scientific, Inc.	45,890	7,929
		17,630
Pharmaceuticals - 1.6%
Allergan PLC	71,319	15,958
Bristol-Myers Squibb Co.	188,294	10,158
GlaxoSmithKline PLC sponsored ADR	169,100	7,479
Jazz Pharmaceuticals PLC (a)	28,300	4,119
Merck & Co., Inc.	83,000	5,404
		43,118

TOTAL HEALTH CARE		229,990

INDUSTRIALS - 6.0%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (a)	66,700	1,601
Lockheed Martin Corp.	1,900	534
Northrop Grumman Corp.	31,827	8,250
Raytheon Co.	47,800	7,840
United Technologies Corp.	59,528	7,220
		25,445
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	44,715	4,738
Airlines - 0.7%
American Airlines Group, Inc.	280,600	13,584
Southwest Airlines Co.	91,600	5,504
		19,088
Building Products - 0.3%
Allegion PLC	103,100	8,107
Commercial Services & Supplies - 0.0%
Waste Management, Inc.	20,200	1,473
Construction & Engineering - 0.3%
Fluor Corp.	154,500	6,931
Electrical Equipment - 1.3%
AMETEK, Inc.	226,208	13,803
Fortive Corp.	162,546	10,151
Sensata Technologies Holding BV (a)	160,000	6,469
Sunrun, Inc. (a)(b)	560,356	2,824
		33,247
Industrial Conglomerates - 1.2%
General Electric Co.	971,918	26,611
Honeywell International, Inc.	34,900	4,641
		31,252
Machinery - 0.2%
Caterpillar, Inc.	40,019	4,219
Deere & Co.	7,100	869
WABCO Holdings, Inc. (a)	6,000	731
		5,819
Road & Rail - 0.8%
CSX Corp.	225,969	12,241
Norfolk Southern Corp.	22,700	2,815
Union Pacific Corp.	63,900	7,048
		22,104

TOTAL INDUSTRIALS		158,204

INFORMATION TECHNOLOGY - 15.3%
Electronic Equipment & Components - 0.6%
Jabil Circuit, Inc.	568,982	17,024
Internet Software & Services - 4.1%
58.com, Inc. ADR (a)	133,399	5,736
Alphabet, Inc. Class C (a)	50,399	48,628
Facebook, Inc. Class A (a)	183,413	27,780
Just Dial Ltd. (a)	84,031	583
MINDBODY, Inc. (a)	70,309	1,972
NetEase, Inc. ADR	7,100	2,022
New Relic, Inc. (a)	172,518	7,534
Okta, Inc.	12,200	318
Shopify, Inc. Class A (a)	19,700	1,810
SPS Commerce, Inc. (a)	20,800	1,210
Twilio, Inc. Class A (a)	28,200	686
Yahoo!, Inc. (a)	75,650	3,807
Yext, Inc. (b)	285,500	4,208
		106,294
IT Services - 0.4%
Cognizant Technology Solutions Corp. Class A	126,200	8,444
FleetCor Technologies, Inc. (a)	11,000	1,587
PayPal Holdings, Inc. (a)	17,000	888
		10,919
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	63,700	5,463
Broadcom Ltd.	14,200	3,401
Cavium, Inc. (a)	22,907	1,672
GlobalWafers Co. Ltd.	124,000	1,002
Integrated Device Technology, Inc. (a)	54,500	1,394
Marvell Technology Group Ltd.	135,275	2,332
Mellanox Technologies Ltd. (a)	13,500	641
Micron Technology, Inc. (a)	160,087	4,926
NVIDIA Corp.	21,300	3,075
ON Semiconductor Corp. (a)	386,036	5,976
Qorvo, Inc. (a)	224,024	17,463
Qualcomm, Inc.	300,779	17,226
Semtech Corp. (a)	32,800	1,253
Silergy Corp.	2,000	39
Siltronic AG (a)	63,200	5,663
Skyworks Solutions, Inc.	15,900	1,692
		73,218
Software - 4.3%
Activision Blizzard, Inc.	116,900	6,848
Adobe Systems, Inc. (a)	22,754	3,228
Appian Corp. Class A	39,200	692
Autodesk, Inc. (a)	509,561	56,954
Citrix Systems, Inc. (a)	2,000	165
HubSpot, Inc. (a)	47,178	3,402
Microsoft Corp.	288,200	20,128
Parametric Technology Corp. (a)	117,100	6,743
Salesforce.com, Inc. (a)	104,599	9,376
Zendesk, Inc. (a)	167,890	4,362
		111,898
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	450,632	68,837
HP, Inc.	569,200	10,678
Western Digital Corp.	25,100	2,261
		81,776

TOTAL INFORMATION TECHNOLOGY		401,129

MATERIALS - 1.7%
Chemicals - 1.2%
E.I. du Pont de Nemours & Co.	166,000	13,101
LyondellBasell Industries NV Class A	59,203	4,767
Monsanto Co.	27,200	3,194
Platform Specialty Products Corp. (a)	137,500	1,716
Sherwin-Williams Co.	13,200	4,379
W.R. Grace & Co.	42,481	3,045
		30,202
Construction Materials - 0.1%
Eagle Materials, Inc.	29,998	2,829
Containers & Packaging - 0.3%
Ball Corp.	88,800	3,632
WestRock Co.	91,174	4,962
		8,594
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. (a)	261,600	3,006

TOTAL MATERIALS		44,631

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Altisource Residential Corp. Class B	276,210	3,795
American Tower Corp.	75,650	9,925
Boston Properties, Inc.	23,500	2,851
Colony NorthStar, Inc.	229,291	3,240
Community Healthcare Trust, Inc.	51,262	1,266
CoreSite Realty Corp.	10,800	1,137
Corporate Office Properties Trust (SBI)	45,100	1,521
Corrections Corp. of America	52,900	1,521
Equinix, Inc.	9,000	3,969
Extra Space Storage, Inc.	19,400	1,503
Gaming & Leisure Properties	14,200	521
Healthcare Trust of America, Inc.	37,700	1,157
Omega Healthcare Investors, Inc. (b)	17,300	542
Outfront Media, Inc.	73,412	1,677
Prologis, Inc.	71,300	3,960
SBA Communications Corp. Class A (a)	11,800	1,631
Store Capital Corp.	241,400	4,920
Sun Communities, Inc.	6,342	546
VEREIT, Inc.	256,500	2,121
		47,803
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	41,648	1,453

TOTAL REAL ESTATE		49,256

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	475,029	18,303
Level 3 Communications, Inc. (a)	57,252	3,408
Verizon Communications, Inc.	253,204	11,809
Zayo Group Holdings, Inc. (a)	61,300	1,971
		35,491
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	24,200	1,632
Telephone & Data Systems, Inc.	2,236	64
		1,696

TOTAL TELECOMMUNICATION SERVICES		37,187

UTILITIES - 2.1%
Electric Utilities - 1.3%
Edison International	19,989	1,631
Exelon Corp.	196,500	7,135
FirstEnergy Corp.	67,300	1,968
Great Plains Energy, Inc.	18,400	529
NextEra Energy, Inc.	91,900	12,998
PG&E Corp.	111,475	7,623
PPL Corp.	44,000	1,756
		33,640
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	85,100	1,367
NRG Yield, Inc. Class C	77,200	1,366
Vivint Solar, Inc. (a)(b)	392,174	1,255
		3,988
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	33,600	961
Dominion Resources, Inc.	90,149	7,281
Sempra Energy	81,609	9,507
		17,749
Water Utilities - 0.0%
AquaVenture Holdings Ltd. (b)	8,490	144

TOTAL UTILITIES		55,521

TOTAL COMMON STOCKS
(Cost $1,340,942)		1,718,092

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(c)
(Cost $281)	16,802	281
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 9.7%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.2%
General Motors Co.:
3.5% 10/2/18	350	357
6.25% 10/2/43	58	63
General Motors Financial Co., Inc.:
2.625% 7/10/17	110	110
3.15% 1/15/20	1,508	1,536
3.25% 5/15/18	180	182
3.45% 4/10/22	1,250	1,267
3.5% 7/10/19	400	409
4% 1/15/25	494	497
4.2% 3/1/21	795	833
4.25% 5/15/23	200	207
4.75% 8/15/17	195	196
		5,657
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	35	36
4.25% 6/15/23	249	270
		306
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
2.75% 12/9/20	128	131
3.7% 1/30/26	338	352
		483
Media - 0.5%
21st Century Fox America, Inc. 7.75% 12/1/45	621	880
AOL Time Warner, Inc. 2.95% 7/15/26	2,000	1,884
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	707	758
4.908% 7/23/25	475	514
5.375% 5/1/47 (d)	216	225
Time Warner Cable, Inc.:
4% 9/1/21	630	662
4.5% 9/15/42	264	252
5.5% 9/1/41	206	220
5.875% 11/15/40	500	559
6.55% 5/1/37	2,604	3,122
6.75% 7/1/18	439	461
7.3% 7/1/38	725	923
8.25% 4/1/19	700	776
		11,236

TOTAL CONSUMER DISCRETIONARY		17,682

CONSUMER STAPLES - 0.5%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	1,408	1,431
3.3% 2/1/23	1,517	1,565
4.7% 2/1/36	1,436	1,564
4.9% 2/1/46	1,642	1,820
		6,380
Food & Staples Retailing - 0.1%
CVS Health Corp.:
3.5% 7/20/22	310	323
3.875% 7/20/25	532	557
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	245	249
3.3% 11/18/21	291	301
		1,430
Tobacco - 0.2%
Altria Group, Inc. 4% 1/31/24	212	227
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (d)	589	614
4.25% 7/21/25 (d)	589	624
Reynolds American, Inc.:
2.3% 6/12/18	258	259
3.25% 6/12/20	115	119
4% 6/12/22	395	421
4.45% 6/12/25	287	309
5.7% 8/15/35	149	174
5.85% 8/15/45	1,140	1,379
6.15% 9/15/43	500	622
7.25% 6/15/37	409	557
		5,305

TOTAL CONSUMER STAPLES		13,115

ENERGY - 1.6%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	494	535
6.5% 4/1/20	92	102
Halliburton Co.:
3.8% 11/15/25	348	359
4.85% 11/15/35	304	325
Noble Holding International Ltd.:
5.75% 3/16/18	41	41
7.7% 4/1/25 (e)	260	226
8.7% 4/1/45 (e)	251	211
		1,799
Oil, Gas & Consumable Fuels - 1.5%
Amerada Hess Corp. 7.875% 10/1/29	376	466
Anadarko Finance Co. 7.5% 5/1/31	995	1,287
Anadarko Petroleum Corp.:
4.85% 3/15/21	900	966
5.55% 3/15/26	489	549
6.45% 9/15/36	143	170
6.6% 3/15/46	660	818
Canadian Natural Resources Ltd.:
1.75% 1/15/18	178	178
3.8% 4/15/24	619	631
5.85% 2/1/35	353	391
Cenovus Energy, Inc. 5.7% 10/15/19	561	601
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	110	111
3.3% 6/1/20	536	548
4.5% 6/1/25	164	176
DCP Midstream LLC:
4.75% 9/30/21 (d)	364	369
5.35% 3/15/20 (d)	1,027	1,073
DCP Midstream Operating LP:
3.875% 3/15/23	164	160
5.6% 4/1/44	146	139
Duke Energy Field Services 6.45% 11/3/36 (d)	375	399
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)	350	365
Enable Midstream Partners LP:
2.4% 5/15/19 (e)	114	114
3.9% 5/15/24 (e)	121	120
Enbridge Energy Partners LP:
4.2% 9/15/21	438	462
4.375% 10/15/20	411	435
Enbridge, Inc.:
4.25% 12/1/26	248	261
5.5% 12/1/46	286	320
EnLink Midstream Partners LP 2.7% 4/1/19	572	573
Enterprise Products Operating LP:
2.55% 10/15/19	85	86
3.7% 2/15/26	600	616
3.75% 2/15/25	285	294
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	299	307
6.55% 9/15/40	67	78
Kinder Morgan, Inc. 5% 2/15/21 (d)	376	405
Marathon Petroleum Corp. 5.125% 3/1/21	215	235
Nakilat, Inc. 6.067% 12/31/33 (d)	279	326
Petro-Canada 6.05% 5/15/18	150	156
Petrobras Global Finance BV:
4.375% 5/20/23	596	568
5.625% 5/20/43	569	475
7.25% 3/17/44	2,755	2,730
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	3,592	3,662
Petroleos Mexicanos:
3.125% 1/23/19	58	59
3.5% 7/18/18	463	468
3.5% 7/23/20	2,675	2,722
3.5% 1/30/23	285	276
4.5% 1/23/26	1,314	1,290
4.625% 9/21/23	1,040	1,060
4.875% 1/24/22	237	247
4.875% 1/18/24	410	418
5.375% 3/13/22 (d)	385	410
5.5% 1/21/21	369	392
5.5% 6/27/44	207	185
5.625% 1/23/46	749	676
6% 3/5/20	175	189
6.375% 1/23/45	2,366	2,347
6.5% 6/2/41	661	666
6.75% 9/21/47	413	424
6.875% 8/4/26	700	786
8% 5/3/19	241	266
Phillips 66 Co. 4.3% 4/1/22	338	366
Phillips 66 Partners LP 2.646% 2/15/20	42	42
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	173	177
Southwestern Energy Co.:
5.8% 1/23/20 (e)	363	368
6.7% 1/23/25 (e)	324	320
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Spectra Energy Partners LP 2.95% 9/25/18	63	64
The Williams Companies, Inc.:
3.7% 1/15/23	116	114
4.55% 6/24/24	1,308	1,344
Western Gas Partners LP:
4.65% 7/1/26	166	175
5.375% 6/1/21	724	784
Williams Partners LP:
3.6% 3/15/22	516	531
3.9% 1/15/25	178	182
4% 11/15/21	236	247
4.3% 3/4/24	868	913
4.5% 11/15/23	257	274
		40,413

TOTAL ENERGY		42,212

FINANCIALS - 4.4%
Banks - 2.3%
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (d)	3,200	3,368
5.75% 9/26/23 (d)	332	352
6.5% 6/10/19 (d)	129	137
Bank of America Corp.:
2.6% 1/15/19	648	654
3.5% 4/19/26	739	741
3.875% 8/1/25	720	745
3.95% 4/21/25	493	501
4.2% 8/26/24	750	780
4.25% 10/22/26	418	432
5.65% 5/1/18	205	212
5.75% 12/1/17	2,655	2,710
5.875% 1/5/21	170	190
Barclays PLC:
2% 3/16/18	2,708	2,711
2.75% 11/8/19	356	359
3.25% 1/12/21	650	664
4.375% 1/12/26	883	921
Citigroup, Inc.:
1.85% 11/24/17	2,353	2,358
2.15% 7/30/18	1,228	1,232
3.875% 3/26/25	1,200	1,213
4.05% 7/30/22	151	158
4.3% 11/20/26	1,000	1,033
5.5% 9/13/25	142	159
Citizens Bank NA 2.55% 5/13/21	250	251
Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	216	226
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	556	561
3.75% 3/26/25	550	556
3.8% 9/15/22	930	964
3.8% 6/9/23	1,257	1,291
Discover Bank 4.2% 8/8/23	259	273
Fifth Third Bancorp:
2.875% 7/27/20	4,000	4,089
8.25% 3/1/38	94	138
HBOS PLC 6.75% 5/21/18 (d)	180	188
HSBC Holdings PLC 4.25% 3/14/24	200	208
HSBC U.S.A., Inc. 1.625% 1/16/18	314	314
Huntington Bancshares, Inc. 7% 12/15/20	97	112
Huntington National Bank:
1.7% 2/26/18	3,052	3,053
2.4% 4/1/20	4,000	4,027
Intesa Sanpaolo SpA:
5.017% 6/26/24 (d)	400	390
5.71% 1/15/26 (d)	997	1,012
JPMorgan Chase & Co.:
2.75% 6/23/20	1,905	1,938
2.95% 10/1/26	1,486	1,437
3.875% 9/10/24	2,768	2,860
4.125% 12/15/26	2,610	2,717
MUFG Americas Holdings Corp. 2.25% 2/10/20	509	511
Rabobank Nederland 4.375% 8/4/25	955	1,003
Regions Bank 6.45% 6/26/37	652	776
Regions Financial Corp. 3.2% 2/8/21	415	425
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	6,103	6,387
6% 12/19/23	874	960
6.1% 6/10/23	1,190	1,304
6.125% 12/15/22	694	760
		60,361
Capital Markets - 1.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	641	638
4.25% 2/15/24	466	489
Credit Suisse AG 6% 2/15/18	1,164	1,197
Deutsche Bank AG 4.5% 4/1/25	1,821	1,820
Deutsche Bank AG London Branch:
1.875% 2/13/18	2,780	2,780
2.85% 5/10/19	1,360	1,374
Goldman Sachs Group, Inc.:
1.748% 9/15/17	2,964	2,966
2.55% 10/23/19	3,392	3,427
2.625% 1/31/19	1,538	1,555
2.9% 7/19/18	526	532
3.7% 6/5/28 (e)	2,000	2,003
5.25% 7/27/21	96	106
5.95% 1/18/18	32	33
6% 6/15/20	600	664
6.15% 4/1/18	36	37
6.75% 10/1/37	2,000	2,554
IntercontinentalExchange, Inc. 2.75% 12/1/20	230	234
Lazard Group LLC 4.25% 11/14/20	324	343
Morgan Stanley:
1.875% 1/5/18	454	455
2.125% 4/25/18	2,454	2,463
2.65% 1/27/20	1,715	1,737
3.125% 7/27/26	2,562	2,492
4.875% 11/1/22	687	749
5% 11/24/25	93	102
5.75% 1/25/21	268	298
6.625% 4/1/18	600	624
Peachtree Corners Funding Trust 3.976% 2/15/25 (d)	500	509
Thomson Reuters Corp. 3.85% 9/29/24	319	333
UBS AG Stamford Branch:
1.375% 6/1/17	438	438
2.35% 3/26/20	300	302
UBS Group Funding Ltd. 4.125% 9/24/25 (d)	682	714
		33,968
Consumer Finance - 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	247	254
Discover Financial Services:
3.85% 11/21/22	462	475
3.95% 11/6/24	1,283	1,304
5.2% 4/27/22	42	46
6.45% 6/12/17	1,019	1,020
Ford Motor Credit Co. LLC 2.875% 10/1/18	400	404
Hyundai Capital America:
2% 3/19/18 (d)	752	753
2.125% 10/2/17 (d)	521	522
2.875% 8/9/18 (d)	163	165
Synchrony Financial:
1.875% 8/15/17	95	95
3% 8/15/19	140	142
3.75% 8/15/21	211	218
4.25% 8/15/24	213	218
		5,616
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP:
3.25% 9/15/23	844	835
3.85% 2/1/25	450	449
3.875% 8/15/22	738	762
4.125% 6/15/26	298	302
		2,348
Insurance - 0.5%
AIA Group Ltd. 2.25% 3/11/19 (d)	200	200
American International Group, Inc.:
3.3% 3/1/21	346	356
3.75% 7/10/25	1,024	1,051
4.875% 6/1/22	630	693
Aon Corp. 5% 9/30/20	133	144
Great-West Life & Annuity Insurance Co. 3.7176% 5/16/46 (d)(e)	12	12
Liberty Mutual Group, Inc. 5% 6/1/21 (d)	421	459
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	253
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (d)	629	638
MetLife, Inc.:
1.903% 12/15/17 (e)	84	84
4.75% 2/8/21	137	149
Metropolitan Life Global Funding I 3% 1/10/23 (d)	223	227
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	203	328
Pacific LifeCorp:
5.125% 1/30/43 (d)	441	491
6% 2/10/20 (d)	503	548
Prudential Financial, Inc.:
2.3% 8/15/18	51	51
6.2% 11/15/40	134	173
7.375% 6/15/19	2,734	3,031
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (d)	505	566
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (d)	120	122
4.125% 11/1/24 (d)	174	181
Unum Group:
3.875% 11/5/25	658	672
4% 3/15/24	600	624
5.625% 9/15/20	270	297
5.75% 8/15/42	758	888
		12,238

TOTAL FINANCIALS		114,531

HEALTH CARE - 0.5%
Biotechnology - 0.0%
AbbVie, Inc.:
2.9% 11/6/22	368	371
3.2% 11/6/22	536	549
		920
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.675% 12/15/19	129	131
Zimmer Biomet Holdings, Inc. 2% 4/1/18	1,079	1,081
		1,212
Health Care Providers & Services - 0.2%
Aetna, Inc. 2.75% 11/15/22	52	52
HCA Holdings, Inc.:
3.75% 3/15/19	375	383
4.25% 10/15/19	1,330	1,385
6.5% 2/15/20	2,750	3,022
Medco Health Solutions, Inc. 4.125% 9/15/20	259	272
		5,114
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	65	65
4.15% 2/1/24	99	106
		171
Pharmaceuticals - 0.2%
Actavis Funding SCS:
2.35% 3/12/18	1,358	1,364
3% 3/12/20	466	476
3.45% 3/15/22	810	840
Allergan PLC 1.875% 10/1/17	120	120
Mylan N.V.:
2.5% 6/7/19	359	361
3.15% 6/15/21	734	748
3.95% 6/15/26	362	363
Perrigo Finance PLC 3.5% 12/15/21	200	209
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	520	510
2.8% 7/21/23	372	361
3.15% 10/1/26	443	416
Zoetis, Inc.:
1.875% 2/1/18	57	57
3.25% 2/1/23	138	142
		5,967

TOTAL HEALTH CARE		13,384

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (d)	309	335
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 9/15/17	1	1
6.9% 1/2/18	0	0
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	2	2
8.36% 1/20/19	2	2
		5
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	203	203
2.625% 9/4/18	589	594
3.375% 6/1/21	369	381
3.75% 2/1/22	505	529
3.875% 4/1/21	387	406
4.25% 9/15/24	336	354
4.75% 3/1/20	338	360
		2,827

TOTAL INDUSTRIALS		3,167

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	74	75
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (e)	99	106

TOTAL INFORMATION TECHNOLOGY		181

MATERIALS - 0.1%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	343	367
4.25% 11/15/20	116	123
		490
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (d)(e)	258	279
6.75% 10/19/75 (d)(e)	641	727
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	360	378
Vale Overseas Ltd. 4.375% 1/11/22	200	203
		1,587

TOTAL MATERIALS		2,077

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	84	85
4.6% 4/1/22	138	148
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	105
American Tower Corp. 2.8% 6/1/20	500	508
AvalonBay Communities, Inc. 3.625% 10/1/20	160	167
Boston Properties, Inc. 3.85% 2/1/23	432	455
Camden Property Trust:
2.95% 12/15/22	135	135
4.25% 1/15/24	304	320
Corporate Office Properties LP 5% 7/1/25	282	298
DDR Corp.:
3.625% 2/1/25	313	299
4.25% 2/1/26	758	747
4.625% 7/15/22	247	259
4.75% 4/15/18	313	319
Duke Realty LP:
3.625% 4/15/23	180	185
3.75% 12/1/24	160	165
3.875% 10/15/22	310	324
6.5% 1/15/18	285	294
6.75% 3/15/20	12	13
Equity One, Inc. 3.75% 11/15/22	400	416
ERP Operating LP:
2.375% 7/1/19	246	248
4.75% 7/15/20	265	284
Federal Realty Investment Trust 5.9% 4/1/20	95	105
Government Properties Income Trust 3.75% 8/15/19	1,800	1,817
Health Care REIT, Inc.:
2.25% 3/15/18	147	148
4.7% 9/15/17	48	48
Lexington Corporate Properties Trust 4.4% 6/15/24	1,224	1,228
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	884	909
4.5% 1/15/25	320	326
4.5% 4/1/27	3,808	3,804
4.75% 1/15/28	931	936
4.95% 4/1/24	123	129
5.25% 1/15/26	731	774
Retail Opportunity Investments Partnership LP:
4% 12/15/24	99	96
5% 12/15/23	67	70
Weingarten Realty Investors 3.375% 10/15/22	68	69
WP Carey, Inc. 4% 2/1/25	613	614
		16,847
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	458	463
4.1% 10/1/24	401	405
4.55% 10/1/29	441	447
4.95% 4/15/18	281	288
Digital Realty Trust LP:
3.4% 10/1/20	639	658
3.95% 7/1/22	411	433
4.75% 10/1/25	459	494
5.25% 3/15/21	201	219
Liberty Property LP:
3.375% 6/15/23	185	187
4.125% 6/15/22	177	186
4.4% 2/15/24	418	444
4.75% 10/1/20	394	419
Mack-Cali Realty LP:
2.5% 12/15/17	252	253
3.15% 5/15/23	426	402
4.5% 4/18/22	108	111
Post Apartment Homes LP 3.375% 12/1/22	70	71
Tanger Properties LP:
3.125% 9/1/26	367	345
3.75% 12/1/24	300	302
3.875% 12/1/23	160	164
6.125% 6/1/20	478	525
Ventas Realty LP:
3.125% 6/15/23	189	189
3.5% 2/1/25	189	189
4.125% 1/15/26	192	199
4.375% 2/1/45	85	83
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	227	227
4% 4/30/19	114	118
4.25% 3/1/22	1,250	1,326
		9,147

TOTAL REAL ESTATE		25,994

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
2.45% 6/30/20	380	382
3.6% 2/17/23	971	993
5.875% 10/1/19	440	476
CenturyLink, Inc. 5.15% 6/15/17	28	28
Verizon Communications, Inc.:
2.625% 2/21/20	615	626
4.5% 9/15/20	1,100	1,179
5.012% 4/15/49 (d)	225	226
5.012% 8/21/54	1,641	1,604
5.5% 3/16/47	553	601
		6,115
UTILITIES - 0.6%
Electric Utilities - 0.4%
American Electric Power Co., Inc. 1.65% 12/15/17	147	147
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128	1,343
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	273	307
6.4% 9/15/20 (d)	850	949
Edison International 3.75% 9/15/17	226	227
Eversource Energy:
1.45% 5/1/18	96	96
2.8% 5/1/23	435	438
Exelon Corp.:
1.55% 6/9/17	114	114
3.95% 6/15/25	539	561
FirstEnergy Corp.:
2.75% 3/15/18	1,093	1,099
4.25% 3/15/23	1,949	2,032
7.375% 11/15/31	608	811
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	256
IPALCO Enterprises, Inc. 3.45% 7/15/20	944	958
LG&E and KU Energy LLC 3.75% 11/15/20	49	51
Nevada Power Co. 6.5% 5/15/18	165	173
NV Energy, Inc. 6.25% 11/15/20	115	129
PG&E Corp. 2.4% 3/1/19	55	55
Progress Energy, Inc. 4.4% 1/15/21	823	878
TECO Finance, Inc. 5.15% 3/15/20	141	151
		10,775
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	130
Texas Eastern Transmission LP 6% 9/15/17 (d)	326	330
		460
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19	176	176
2.7% 6/15/21	173	174
3.55% 6/15/26	277	277
		627
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3.4522% 9/30/66 (e)	823	708
3.9772% 6/30/66 (e)	26	25
NiSource Finance Corp. 6.8% 1/15/19	104	112
Puget Energy, Inc.:
6% 9/1/21	457	512
6.5% 12/15/20	147	165
Sempra Energy 2.875% 10/1/22	1,154	1,160
Wisconsin Energy Corp. 3.2943% 5/15/67 (e)	21	20
		2,702

TOTAL UTILITIES		14,564

TOTAL NONCONVERTIBLE BONDS
(Cost $246,117)		253,022

U.S. Government and Government Agency Obligations - 11.1%
U.S. Treasury Inflation-Protected Obligations - 2.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$6,059	$5,801
0.875% 2/15/47	929	919
1% 2/15/46	1,893	1,930
1.375% 2/15/44	6,852	7,589
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	5,866	5,837
0.125% 7/15/26	5,421	5,314
0.25% 1/15/25	4,037	4,018
0.375% 7/15/25	5,644	5,682
0.375% 1/15/27	3,795	3,792
0.625% 1/15/26	14,365	14,682

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		55,564

U.S. Treasury Obligations - 9.0%
U.S. Treasury Bills, yield at date of purchase 0.67% to 0.87% 6/1/17 to 8/10/17 (f)	1,610	1,609
U.S. Treasury Bonds:
3% 5/15/45	5,443	5,581
3% 11/15/45	10,645	10,907
3% 2/15/47	16,002	16,410
3% 5/15/47	3,060	3,140
U.S. Treasury Notes:
1.125% 2/28/19	10,000	9,976
1.25% 3/31/21	16,608	16,382
1.25% 10/31/21	27,019	26,494
1.75% 5/31/22	3,250	3,249
1.875% 3/31/22	33,229	33,412
2% 12/31/21	61,728	62,461
2% 5/31/24	11,400	11,384
2% 11/15/26	1,832	1,800
2.125% 3/31/24	30,545	30,769
2.25% 2/15/27	2,600	2,607

TOTAL U.S. TREASURY OBLIGATIONS		236,181

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $290,782)		291,745

U.S. Government Agency - Mortgage Securities - 0.4%
Fannie Mae - 0.2%
2.571% 6/1/42 (e)	25	26
2.803% 6/1/36 (e)	5	5
2.944% 11/1/40 (e)	7	8
3% 3/1/31 to 9/1/46	679	691
3% 6/1/32 (g)	100	103
3% 6/1/32 (g)	50	52
3% 6/1/32 (g)	50	52
3% 6/1/32 (g)	200	206
3% 6/1/32 (g)	100	103
3% 6/1/32 (g)	100	103
3.019% 10/1/41 (e)	7	8
3.023% 9/1/41 (e)	11	12
3.25% 7/1/41 (e)	17	18
3.289% 7/1/37 (e)	11	12
3.384% 10/1/41 (e)	10	11
3.5% 2/1/26 to 8/1/45	1,574	1,637
3.567% 7/1/41 (e)	22	23
4% 11/1/31 to 2/1/47	808	860
4.5% 12/1/23 to 6/1/41	639	691
5% 6/1/39 to 11/1/44	378	417
6% 11/1/35 to 8/1/37	200	227

TOTAL FANNIE MAE		5,265

Freddie Mac - 0.2%
2.5% 7/1/31	85	86
3.219% 9/1/41 (e)	12	12
3.22% 4/1/41 (e)	14	15
3.279% 6/1/41 (e)	15	16
3.421% 5/1/41 (e)	14	14
3.5% 6/1/32 to 5/1/46	2,051	2,133
3.62% 5/1/41 (e)	15	16
3.648% 6/1/41 (e)	16	17
4% 2/1/41 to 1/1/46	636	675
4.079% 10/1/35 (e)	11	11
4.5% 3/1/44	107	116
5% 11/1/40 to 6/1/41	391	434
5.5% 6/1/41	1,154	1,292

TOTAL FREDDIE MAC		4,837

Ginnie Mae - 0.0%
3% 7/20/46 to 2/20/47	100	102
4% 9/20/40 to 1/20/41	142	152
4% 6/1/47 (g)	250	265
4% 7/1/47 (g)	100	106
4.5% 5/20/41	103	112

TOTAL GINNIE MAE		737

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $10,818)		10,839

Asset-Backed Securities - 0.2%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.7286% 4/25/35 (e)	$30	$30
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 2.0736% 12/25/33 (e)	2	2
Series 2004-R2 Class M3, 1.8486% 4/25/34 (e)	4	3
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.8036% 3/25/34 (e)	2	2
Series 2004-W11 Class M2, 2.0736% 11/25/34 (e)	22	22
Series 2004-W7 Class M1, 1.8486% 5/25/34 (e)	22	21
Series 2006-W4 Class A2C, 1.1836% 5/25/36 (e)	50	17
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.8156% 4/25/34 (e)	64	60
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (d)	1,367	1,392
Class AA, 2.487% 12/16/41 (d)	338	338
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	782	783
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1.1306% 12/25/36 (e)	82	63
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8, 1.73% 4/9/20	1,000	1,003
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 2.4786% 4/25/34 (e)	2	2
Series 2004-4 Class M2, 1.8186% 6/25/34 (e)	4	4
Series 2004-7 Class AF5, 5.868% 1/25/35	46	46
Fannie Mae Series 2004-T5 Class AB3, 1.7186% 5/28/35 (e)	2	2
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 3.1986% 8/25/34 (e)	10	10
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.8486% 3/25/34 (e)	0	0
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	615	614
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.7586% 1/25/35 (e)	43	40
Class M4, 2.0436% 1/25/35 (e)	16	8
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.5687% 2/25/47 (d)(e)	51	48
GE Business Loan Trust Series 2006-2A:
Class A, 1.1691% 11/15/34 (d)(e)	10	10
Class B, 1.2691% 11/15/34 (d)(e)	4	3
Class C, 1.3691% 11/15/34 (d)(e)	6	6
Class D, 1.7391% 11/15/34 (d)(e)	2	2
Home Equity Asset Trust:
Series 2003-3 Class M1, 2.3136% 8/25/33 (e)	16	16
Series 2003-5 Class A2, 1.6906% 12/25/33 (e)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1.1806% 1/25/37 (e)	55	39
KeyCorp Student Loan Trust Series 2006-A Class 2C, 2.3029% 3/27/42 (e)	43	29
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.2906% 5/25/37 (e)	12	0
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.9986% 7/25/34 (e)	1	1
Series 2006-FM1 Class A2B, 1.1336% 4/25/37 (e)	0	0
Series 2006-OPT1 Class A1A, 1.5436% 6/25/35 (e)	28	27
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.7036% 8/25/34 (e)	3	2
Series 2005-NC1 Class M1, 1.6836% 1/25/35 (e)	7	6
Series 2005-NC2 Class B1, 2.7786% 3/25/35 (e)	6	0
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.5336% 9/25/35 (e)	65	63
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.8656% 9/25/34 (e)	22	22
Class M4, 3.1656% 9/25/34 (e)	31	20
Series 2005-WCH1 Class M4, 2.2686% 1/25/36 (e)	67	66
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.8236% 4/25/33 (e)	0	0
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.8186% 3/25/35 (e)	24	23
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.0812% 6/15/33 (e)	11	11
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.7486% 9/25/34 (e)	2	1
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.8506% 9/25/34 (e)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.5651% 4/6/42 (d)(e)	58	30
TOTAL ASSET-BACKED SECURITIES
(Cost $4,597)		4,889

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.5836% 1/25/35 (e)	27	28
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0249% 10/25/34 (e)	11	11
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.0722% 8/25/36 (e)	29	27
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1.1517% 2/25/37 (e)	16	16
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1.2806% 7/25/35 (e)	25	24
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 3.3394% 6/10/35 (d)(e)	5	5
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (e)	1	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.368% 4/25/33 (e)	2	2

TOTAL PRIVATE SPONSOR		114

U.S. Government Agency - 0.1%
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (h)	748	746
Series 2015-H21 Class JA, 2.5% 6/20/65 (h)	740	747

TOTAL U.S. GOVERNMENT AGENCY		1,493

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,576)		1,607

Commercial Mortgage Securities - 0.4%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.7316% 2/14/43 (e)(i)	6	0
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class B, 2.5939% 5/15/32 (d)(e)	3,264	3,271
Class C, 3.0439% 5/15/32 (d)(e)	435	436
Class D, 3.8939% 5/15/32 (d)(e)	228	228
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 2.2986% 12/25/33 (d)(e)	1	1
Series 2005-4A:
Class A2, 1.4136% 1/25/36 (d)(e)	27	25
Class B1, 2.4236% 1/25/36 (d)(e)	1	1
Class M1, 1.4736% 1/25/36 (d)(e)	9	8
Class M2, 1.4936% 1/25/36 (d)(e)	3	2
Class M3, 1.5236% 1/25/36 (d)(e)	4	3
Class M4, 1.6336% 1/25/36 (d)(e)	2	2
Class M5, 1.6736% 1/25/36 (d)(e)	2	2
Class M6, 1.7236% 1/25/36 (d)(e)	2	2
Series 2006-3A Class M4, 1.4206% 10/25/36 (d)(e)	1	1
Series 2007-1 Class A2, 1.2606% 3/25/37 (d)(e)	15	13
Series 2007-2A:
Class A1, 1.2517% 7/25/37 (d)(e)	16	14
Class A2, 1.3017% 7/25/37 (d)(e)	14	13
Class M1, 1.3517% 7/25/37 (d)(e)	5	4
Class M2, 1.3917% 7/25/37 (d)(e)	3	2
Class M3, 1.4717% 7/25/37 (d)(e)	2	2
Series 2007-3:
Class A2, 1.2717% 7/25/37 (d)(e)	16	14
Class M1, 1.2917% 7/25/37 (d)(e)	3	2
Class M2, 1.3217% 7/25/37 (d)(e)	3	2
Class M3, 1.3517% 7/25/37 (d)(e)	5	4
Class M4, 1.4817% 7/25/37 (d)(e)	8	5
Class M5, 1.5817% 7/25/37 (d)(e)	3	2
Series 2007-4A Class M1, 1.9406% 9/25/37 (d)(e)	1	0
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.9939% 12/15/27 (d)(e)	167	168
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (d)(e)	446	454
Credit Suisse Commercial Mortgage Trust Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	25	25
CSMC Series 2015-TOWN:
Class B, 2.8939% 3/15/28 (d)(e)	104	104
Class C, 3.2439% 3/15/28 (d)(e)	101	101
Class D, 4.1939% 3/15/28 (d)(e)	153	153
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (d)(e)	1,510	1,547
Class CFX, 3.4949% 12/15/34 (d)(e)	433	441
Class DFX, 3.3822% 12/15/34 (d)(e)	367	373
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.6391% 4/15/27 (d)(e)	130	128
Class D, 3.2391% 4/15/27 (d)(e)	277	272
sequential payer Series 2007-LD11 Class A4, 6.004% 6/15/49 (e)	3	3
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.2056% 7/15/44 (e)	29	29
LB-UBS Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.858% 7/15/40 (e)	6	6
Series 2007-C7 Class A3, 5.866% 9/15/45	314	317
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 6.0269% 6/12/50 (e)	13	13
Merrill Lynch-CFC Commercial Mortgage Trust Series 2007-8 Class A3, 6.0659% 8/12/49 (e)	14	14
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (d)(e)	763	769
Class B, 4.181% 11/15/34 (d)	269	271
Class C, 5.205% 11/15/34 (d)	189	191
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	718	876
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C33 Class A5, 6.179% 2/15/51 (e)	44	44
Series 2006-C26 Class A1A, 6.009% 6/15/45 (e)	23	23
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $10,196)		10,381

Municipal Securities - 0.6%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$70	$101
7.5% 4/1/34	465	670
7.625% 3/1/40	1,640	2,470
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	80	81
Series 2010 C1, 7.781% 1/1/35	1,030	1,067
Series 2012 B, 5.432% 1/1/42	105	86
Series 2014 B, 6.314% 1/1/44	515	464
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	205	206
4.95% 6/1/23	610	623
5.1% 6/1/33	5,070	4,569
Series 2010-1, 6.63% 2/1/35	1,325	1,332
Series 2010-3:
5.547% 4/1/19	10	10
6.725% 4/1/35	1,350	1,383
7.35% 7/1/35	565	600
Series 2010-5, 6.2% 7/1/21	280	294
Series 2011:
5.665% 3/1/18	410	418
5.877% 3/1/19	1,320	1,382
Series 2013:
2.69% 12/1/17	110	110
3.14% 12/1/18	115	115
TOTAL MUNICIPAL SECURITIES
(Cost $16,549)		15,981

Bank Notes - 0.3%
Capital One NA:
1.65% 2/5/18	2,362	2,361
2.95% 7/23/21	541	546
Discover Bank:
(Delaware) 3.2% 8/9/21	685	701
3.1% 6/4/20	782	798
KeyBank NA 2.25% 3/16/20	1,500	1,508
PNC Bank NA 2.3% 6/1/20	300	302
RBS Citizens NA 2.5% 3/14/19	404	407
Regions Bank 7.5% 5/15/18	1,282	1,349
UBS AG Stamford Branch 1.8% 3/26/18	822	823
TOTAL BANK NOTES
(Cost $8,724)		8,795
	Shares	Value (000s)

Fixed-Income Funds - 8.7%
Fidelity High Income Central Fund 2 (j)	595,350	$68,102
Fidelity Mortgage Backed Securities Central Fund (j)	1,467,263	159,213
TOTAL FIXED-INCOME FUNDS
(Cost $218,919)		227,315

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 0.86% (k)	95,511,373	95,530
Fidelity Securities Lending Cash Central Fund 0.87% (k)(l)	15,635,426	15,637
TOTAL MONEY MARKET FUNDS
(Cost $111,159)		111,167
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $2,260,660)		2,654,114
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(32,372)
NET ASSETS - 100%		$2,621,742

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 6/1/47	$(100)	$(103)
3.5% 6/1/47	(50)	(52)
3.5% 6/1/47	(50)	(52)
3.5% 6/1/47	(200)	(206)
3.5% 6/1/47	(100)	(103)
3.5% 6/1/47	(100)	(103)
TOTAL TBA SALE COMMITMENTS
(Proceeds $619)		$(619)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
205 CME E-mini S&P 500 Index Contracts (United States)	June 2017	24,714	$489

The face value of futures purchased as a percentage of Net Assets is 0.9%

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	USD 21	$(20)	$0	$(20)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,845,000 or 0.1% of net assets.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,190,000 or 1.2% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,002,000.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Centennial Resource Development, Inc. Class A	10/11/16 - 12/28/16	$1,629
Extraction Oil & Gas, Inc.	12/12/16	$960
MongoDB, Inc. Series F, 8.00%	10/2/13	$281

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$371
Fidelity High Income Central Fund 2	3,217
Fidelity Mortgage Backed Securities Central Fund	3,101
Fidelity Securities Lending Cash Central Fund	215
Total	$6,904

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$62,797	$3,217	$--	$68,102	7.7%
Fidelity Mortgage Backed Securities Central Fund	164,604	18,356	20,788	159,213	2.4%
Total	$227,401	$21,573	$20,788	$227,315

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$237,614	$237,614	$--	$--
Consumer Staples	164,078	159,113	4,965	--
Energy	101,465	101,465	--	--
Financials	239,017	239,017	--	--
Health Care	229,990	229,990	--	--
Industrials	158,204	158,204	--	--
Information Technology	401,410	401,129	--	281
Materials	44,631	44,631	--	--
Real Estate	49,256	49,256	--	--
Telecommunication Services	37,187	37,187	--	--
Utilities	55,521	55,521	--	--
Corporate Bonds	253,022	--	253,022	--
U.S. Government and Government Agency Obligations	291,745	--	291,745	--
U.S. Government Agency - Mortgage Securities	10,839	--	10,839	--
Asset-Backed Securities	4,889	--	4,859	30
Collateralized Mortgage Obligations	1,607	--	1,602	5
Commercial Mortgage Securities	10,381	--	10,381	--
Municipal Securities	15,981	--	15,981	--
Bank Notes	8,795	--	8,795	--
Fixed-Income Funds	227,315	227,315	--	--
Money Market Funds	111,167	111,167	--	--
Total Investments in Securities:	$2,654,114	$2,051,609	$602,189	$316
Derivative Instruments:
Assets
Futures Contracts	$489	$489	$--	$--
Total Assets	$489	$489	$--	$--
Liabilities
Swaps	$(20)	$--	$(20)	$--
Total Liabilities	$(20)	$--	$(20)	$--
Total Derivative Instruments:	$469	$489	$(20)	$--
Other Financial Instruments:
TBA Sale Commitments	$(619)	$--	$(619)	$--
Total Other Financial Instruments:	$(619)	$--	$(619)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $2,269,840,000. Net unrealized appreciation aggregated $384,274,000, of which $431,107,000 related to appreciated investment securities and $46,833,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2017